Income tax expense (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Profit/(loss) Before Income Taxes	¥ (30,344,000)	¥ (128,072,000)	¥ 19,854,000
Income Taxes [member]
Statement [Line Items]
Profit/(loss) Before Income Taxes	(30,344)	(128,072,000)	19,854,000
Computed Expected Income Tax Expense	(7,586,000)	(32,018,000)	4,963,000
Tax Effect Of Non-deductible Expenses	7,573,000	33,058,000	13,817,000
Tax Effect Of Tax-exempt Entities	(1,503,000)	604,000	804,000
Tax Effect Of Non-taxable Income	1,516,000	(1,644,000)	(19,584,000)
Income Tax Expense	¥ 0	¥ 0	¥ 0